CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,282,182
Changes from Financing Cash Flows	(986,043)
Foreign Exchange	(994)
Other	26,325
Ending balance	321,470
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,142,956
Changes from Financing Cash Flows	(950,000)
Other	3,315
Ending balance	196,271
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	139,226
Changes from Financing Cash Flows	(36,043)
Foreign Exchange	(994)
Other	23,010
Ending balance	$ 125,199